Investment Objectives and Goals	Nov. 30, 2023
Lord Abbett Dividend Growth Fund | Lord Abbett Dividend Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Lord Abbett Dividend Growth Fund
Lord Abbett Growth Opportunities Fund | Lord Abbett Growth Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	Lord Abbett Growth Opportunities Fund
Lord Abbett Small Cap Value Fund | Small-Cap Value Series
Prospectus [Line Items]
Risk/Return [Heading]	Lord Abbett Small Cap Value Fund